Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 28,654	$ 5,376		$ 2,952
Restricted cash included in prepaid expenses and other current assets	2,060
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 30,714	$ 5,376	$ 9,718	$ 2,952	$ 17,837